Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF
Prospectus [Line Items]
Annual Return [Percent]	10.50%	1.37%	4.92%	(12.99%)
Monarch Blue Chips Elite Index ETF | Monarch Blue Chips Elite Index ETF
Prospectus [Line Items]
Annual Return [Percent]	7.49%	18.91%	22.43%	(20.31%)
Monarch Dividend Plus Index ETF | Monarch Dividend Plus Index ETF
Prospectus [Line Items]
Annual Return [Percent]	7.36%
Monarch ProCap Index ETF | Monarch ProCap Index ETF
Prospectus [Line Items]
Annual Return [Percent]	9.33%	8.27%	10.53%	(9.31%)
Monarch Select Subsector Index ETF | Monarch Select Subsector Index ETF
Prospectus [Line Items]
Annual Return [Percent]	9.85%
Monarch Volume Factor Dividend Tree Index ETF | Monarch Volume Factor Dividend Tree Index ETF
Prospectus [Line Items]
Annual Return [Percent]	10.12%
Monarch Volume Factor Global Unconstrained Index ETF | Monarch Volume Factor Global Unconstrained Index ETF
Prospectus [Line Items]
Annual Return [Percent]	20.92%